Document and Entity Information	Mar. 28, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001626971
Document Type	8-K
Document Period End Date	Mar. 28, 2023
Entity Registrant Name	CORVUS PHARMACEUTICALS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-37719
Entity Tax Identification Number	46-4670809
Entity Address, Address Line One	863 Mitten Road
Entity Address, Address Line Two	Suite 102
Entity Address, City or Town	Burlingame
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94010
City Area Code	(650)
Local Phone Number	900-4520
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, Par Value $0.0001 per share
Trading Symbol	CRVS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false